Summary of Significant Accounting Policies - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) options	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 01, 2018 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Device upgrade period	18 months
Number of upgrade options (per month) | options	1
Federal Universal Service Fund and other fees	$ 258	$ 409	$ 334
Advertising expense	$ 1,800	1,700	1,600
Average amortization period, deferred contract costs	24 months
Net cash provided by (used in) operating activities	$ 3,831	2,779	1,877
Net cash (used in) provided by financing activities	(1,367)	463	3,413
Net cash used in investing activities	(6,745)	(2,324)	$ (6,023)
Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Commission costs	425
Accounting Standards Update 2014-09 | Scenario, Forecast
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Incremental contract acquisition costs requiring capitalization and amortization				$ 150
Accounting Standards Update 2014-09 | Scenario, Forecast | Accumulated Deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of initially applying new revenue standard				220
Accounting Standards Update 2014-09 | Adjustments for New Accounting Principle, Early Adoption | Scenario, Forecast
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Incremental contract acquisition costs requiring capitalization and amortization				$ 140
Accounting Standards Update 2016-15 | Adjustments for New Accounting Principle, Early Adoption
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash used in investing activities	4,300	$ 3,500
Accounting Standards Update 2016-15 | Adjustment for Debt Prepayments and Debt Extinguishment Costs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash (used in) provided by financing activities	$ (188)